Defined Contribution Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 9: Defined Contribution Plan

The Company established a 401(k) Plan (the “401(k) Plan”) for eligible employees of the Company. Generally, all employees of the Company who are at least twenty-one years of age and who have completed one year of entry service are eligible to participate in the 401(k) Plan. The 401(k) Plan is a defined contribution plan that provides that participants may make voluntary salary deferral contributions, on a pretax basis, of up to $17,000 for 2012 (subject to make-up contributions) in the form of voluntary payroll deductions. The Company may make discretionary contributions. During the six months ended June 30, 2013 and 2012 the Company’s matching contribution was $28,530 and $18,251, respectively.

Note 10: Defined Contribution Plan

The Company has a 401(k) defined contribution plan, in which all eligible employees may participate. The 401(k) plan is a contributory plan. Matching contributions are based upon the amount of the employees’ contributions. Beginning January 1, 2012, the Company may make an additional discretionary 401(k) plan matching contribution to eligible employees. During years ended December 31, 2012 and 2011, the Company’s matching contribution were $42,800 and $0, respectively.